CHANGES IN SIGNIFICANT ACCOUNTING POLICIES - Total undiscounted lease liability maturities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liability maturities	$ 65.4
2020
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liability maturities	16.0
2021-2024
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liability maturities	31.7
2025+
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liability maturities	$ 17.7